Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 283,281,250.00
Previously Paid Amount	13,810.00
Total Fee Amount	39,121.14
Total Offset Amount	0.00
Net Fee	$ 25,311.14
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A